SCHEDULE OF FINANCIAL PERFORMANCE AND CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net sales	$ 60,822	$ 98,773	$ 72,102
Cost of goods sold	60,691	98,899	64,609
Gross profit (loss)	131	(126)	7,493
Other income	1,016	2,102	526
Administrative expenses	(7,159)	(10,755)	(12,576)
Finance costs	(1,185)	(1,240)	(138)
Loss before taxation	(11,215)	(10,576)	(1,834)
Gain on disposal of discontinued operations			10,430
Net income for the year from discontinued operations			(196)
Net cash generated from operating activities from discontinued operations	(1,733)	(15,483)	(8,522)
Net cash used in investing activities from discontinued operations	31	(2,589)	2,618
Net cash used in financing activities from discontinued operations	3,341	18,978	6,045
NET INCREASE IN CASH & CASH EQUIVALENTS	$ 1,639	$ 906	141
Financial performance [member]
IfrsStatementLineItems [Line Items]
Net sales			381
Cost of goods sold			1,067
Gross profit (loss)			(686)
Other income			807
Selling and distribution expenses			(215)
Administrative expenses			(61)
Finance costs			(41)
Loss before taxation			(196)
Gain on disposal of discontinued operations			10,430
Net income for the year from discontinued operations			10,233
Net cash generated from operating activities from discontinued operations			1,994
Net cash used in investing activities from discontinued operations
Net cash used in financing activities from discontinued operations			(2,020)
NET INCREASE IN CASH & CASH EQUIVALENTS			$ (26)